As filed with the Securities and Exchange Commission on August 25, 2006

Securities Act File No. 33-99080
Investment Company Act File No. 811-09128

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

JUNDT FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

301 CARLSON PARKWAY, SUITE 120
MINNETONKA, MN 55305
(Address of Principal Executive Offices)

1-952-253-4667
(Registrant's Telephone Number, Including Area Code

JAMES R. JUNDT
301 CARLSON PARKWAY, SUITE 120
MINNETONKA, MN 55305
(Name and address of Agent for Service)

Copies to:
James E, Nicholson Faegre & Benson LLP 90 South Seventh Street, Suite 2200 Minneapolis, MN 55402	P. Graham van der Leeuw Faegre & Benson LLP 90 South Seventh Street, Suite 2200 Minneapolis, MN 55402

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This submission is being made solely to obtain Series and Class identifiers.